Summary of shares held (Details) - Directors [member]	12 Months Ended
	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Shares Held, Beginning Balance	283,968	[1]
Shares Held, Received on exercise of Performance Rights
Shares Held, Other changes	2,360	[2]
Shares Held, Ending Balance	286,328

[1]	On 7 December 2022, our shareholders authorised at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (the “Reverse Share Split”). Issued and outstanding shares were split on the same basis. The number of shares following the Reverse Share Split are reflected in the table above.
[2]	Other changes represent shares that were purchased or sold during the year.